Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Statement of Compliance
2.1.	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board. The consolidated financial statements were authorized for issuance by the Board of Directors on March 28, 2018.

Basis of Presentation
2.2.	Basis of Presentation

The consolidated financial statements have been prepared under the historical-cost basis, unless otherwise indicated. The presentation of the consolidated financial statements in conformity with IFRS requires the use of certain accounting estimates, and also requires the Company’s Management to exercise its judgment in the process of applying the Company’s accounting policies. Note 2.3 to these consolidated financial statements shows the areas in which a greater level of judgment and estimates have been applied.

Intercompany balances and transactions, including income and expenses and any unrealized income and expenses and the balance of receivables and payables arising from intercompany transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The functional currency of the Company is US$ and the reporting currency is Brazilian Real (“R$”) as this currency better reflects the underlying operations of the consolidated entities. The Company’s subsidiaries with operations in Brazil, Argentina and Mexico use their respective currencies as their functional currencies.

Translations of balances in the consolidated statement of financial positions, consolidated statement of profit or loss, consolidated statement of comprehensive income (loss) and consolidated statement of cash flows from R$ into US$ are solely for the convenience of the readers and have been calculated at the rate of US$1.00 = R$ 3.3080, representing the exchange rate set forth by the Banco Central do Brasil (Central Bank of Brazil) on December 31, 2017. No representation is made that the R$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2017, or at any other rate. All values have been rounded to the nearest thousands of R$ and US$, except where noted.

Use of Judgments, Estimates and Assumptions
2.3.	Use of Judgments, Estimates and Assumptions

In preparing these consolidated financial statements in conformity with IFRS, management has made judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amount of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about judgments, assumptions and estimates made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are included in the following notes:

•	Note 2.11 and 22 – Share-based payments: Valuation and classification of awards;

•	Note 2.17 and 9 – Trade Accounts Receivable: Estimated losses on doubtful accounts;

•	Note 2.18 and 10 – Inventories: Provision for inventory losses;

•	Note 2.27 and 20 – Income Taxes: Recognition of deferred income tax assets and availability of future taxable profit against which tax losses carried forward can be used. The determination of tax positions that are probable of being sustained also involves significant judgment;

•	Note 2.9, 2.20, 2.21, 12 and 13 – Property and Equipment and Intangible Assets: Useful lives of property and equipment and intangible, and software development costs related to intangible assets;

•	Note 2.28 and 25 – Provision for labor, civil and tax risks: Key assumptions about the likelihood and magnitude of an outflow of resources.

Principles of Consolidation
2.4.	Principles of Consolidation

The consolidated financial statements include the accounts of all entities in which NSC has a controlling financial interest.

Consolidated Subsidiaries

Consolidated subsidiaries are entities controlled by the Parent. The Parent controls an entity when it is exposed, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of consolidated subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The consolidated subsidiaries are listed as follows:

		Percentage Ownership and Voting Interest
Company	Country of Incorporation	December 31, 2016	December 31, 2017
Netshoes Holding, LLC	United States of America	100.00%	100.00%
NS2 Com Internet Ltda	Brazil	100.00%	100.00%
NS3 Internet S.A.	Argentina	98.17%	98.17%
NS4 Com Internet S.A.	Mexico	100.00%	100.00%
NS4 Servicios de México S.A. C.V.	Mexico	100.00%	100.00%
NS5 Participações Ltda.	Brazil	99.99%	99.99%
NS6 Serviços Esportivos Ltda.	Brazil	100.00%	100.00%

Non-controlling interests

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the fair value of the identifiable net assets of the relevant entity. The choice of measurement basis is made on an individual basis. Subsequent to the acquisition of a non-controlling interest, the carrying amount of non-controlling interest is the amount of relevant interests at initial recognition plus the non-controlling interest share of subsequent changes in equity. Total comprehensive income (loss) is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Changes in the Parent’s interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

Foreign Currency Translation and Transactions
2.5.	Foreign Currency Translation and Transactions

The functional currency of the Company is US$ and the reporting currency is Brazilian Real (“R$”) as this currency better reflects the underlying operations of the consolidated entities. The Company’s subsidiaries with operations in Brazil, Argentina and Mexico use their respective currencies as their functional currencies.

Foreign Currency Translation

The financial statements of foreign entities that use a functional currency different from the reporting currency are translated into Brazilian Real as described below:

•	Assets and liabilities are translated into Brazilian Real at the closing rate, corresponding to the spot exchange rate at the balance sheet date; and

•	Income statement and cash flow items are translated into Brazilian Real using the average rate of the period unless significant variances occur.

The resulting exchange differences are recognized directly in other comprehensive income (loss). When a foreign operation is disposed of, the cumulative amount of the exchange differences in consolidated equity relating to that operation is recorded to the consolidated statements of profit or loss.

Foreign Currency Operations

Foreign currency transactions are converted into the functional currency using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured into functional currency using the exchange rate at the reporting date and the resulting exchange differences are recognized as financial income (expenses) in the consolidated statements of profit or loss. Non-monetary assets and liabilities denominated in foreign currencies are not re-measured at the reporting date.

Segment Information
2.6.	Segment Information

An operating segment is a component of the Company that : a) engages in business activities from which it may earn revenues and incur expenditures, including revenues and expenses that relate to transactions with any of the Company’s other components, and b) whose operating results are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions as to allocation of resources to the relevant segment and assess its performance and for which individual financial information is available.

The Company is organized around geographical division and discloses the following reportable segments:

•	Brazil: consists of retail sales of consumer products from all of our verticals (which includes sales of sporting goods and related garments, as well as, fashion and, more recently, beauty goods) carried out through our sites (Netshoes.com.br, Zattini.com.br and Shoestock.com.br) and third-party sites that we manage as well as our business to business offline operation.

•	International: consists of retail sales of consumer products (mainly sporting goods and related garments) from our sites Netshoes.com.ar and Netshoes.com.mx in Argentina and Mexico, respectively.

Revenue Recognition
2.7.	Revenue Recognition

Net sales primarily consists of revenue from product sales (both business to consumer direct sales and business to business transactions) and other revenues.

Revenue from Product Sales

Revenue from product sales arises from (i) online purchases on the Company’s sites (i.e. Netshoes, Zattini and Shoestock) and third-party sites that the Company manages and (ii) offline purchases with the Company. Revenue from product sales is recognized when persuasive evidence exists that the significant risks and rewards of product ownership have been transferred to the customer, generally on delivery and acceptance at the customers’ premises, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably.

Revenue from product sales is measured at fair value of the consideration received or receivable, net of promotional discounts, returns and value added tax and sales taxes. The Company recognizes revenue from product sales on a gross basis since the Company acts as principal and as such, it has primary responsibility for fulfilling the orders, it bears inventory risk, and it has discretion in establishing prices and bears the customer’s credit risk.

Other Revenues

Other revenues mainly consist of the following:

•	Freight-related services: Revenue from the freight-related services is recognized once the service is rendered.

•	Marketplace platform: The Company generates revenue from the marketplace platform in the form of a commission, when the third-party vendors sell the products on this platform. The Company recognizes revenue from the marketplace platform on a net basis because the Company acts as an agent and does not have primary responsibility for fulfilling the orders, bear inventory risk or have discretion in establishing prices. The Company’s marketplace platform was launched in February 2016.

•	NCard: The Company generates commission revenue from the customers’ activation of NCards. The revenue is recognized when the NCards are activated by the customers.

Cost of Sales
2.8.	Cost of sales

Cost of sales consist of costs related to direct sales, including purchase price of consumer products sold to customers from direct sales, inbound freight charges to fulfillment center and outbound freight cost, packaging supplies, gains related to discounts obtained from suppliers and costs for lost, stolen or damaged goods received. Freight charges to receive products from suppliers are included in inventory and recognized as cost of sales upon sale of products to customers.

Software Development
2.9.	Software development

Expenditure on research activities, undertaken with the prospects of gaining new scientific or technical knowledge and understanding, is recognized as an expense in the statements of profit or loss when incurred.

Development activities involve a plan or project aimed at putting in use new or significantly improved technologies. Development costs are capitalized only if the Company can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	its intention to complete the intangible asset and use or sell it;

•	its ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits. Among other things, the Company can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The expenditures capitalized include the cost of materials, labor and other costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized as expenses in the statements of profit or loss when incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and impairment losses, if any.

Financial Income and Expenses
2.10.	Financial income and expenses

Financial income comprises interest income on cash and cash equivalents, imputed interest income on installment sales arising from extended payment terms offered to our customers, foreign exchange gains and gains on derivative financial instruments. Interest income is recognized as it accrues in profit or loss, using the effective interest rate method.

Financial expenses comprise interest expenses on debt and imputed interest expense on credit purchases with extended payment terms offered by our suppliers. Financial expenses also include bank fees, foreign exchange losses and losses on derivative instruments. Borrowing costs are recognized in the consolidated statements of profit or loss using the effective interest method.

The rate used to determine imputed interest income on installment sales is 100% of the Brazilian Interbank Deposit Rate (Certificado de Depósito Interbancário, or CDI), plus a percentage that represents the credit risk of the Company’s counterparties.

The rate to determine imputed interest expense on credit purchase is 100% of the CDI, plus a percentage that represents the Company’s credit risk.

Share-based Payments
2.11.	Share-Based Payments

The Company may grant share-based payments to employees, directors, other service providers or independent contractors. These awards are accounted for as follows:

(a)	Cash-settled arrangement

Considering the characteristics and past practice adopted by the Company in settling these awards, the initial measurement of the liability is based on the fair value of the Company’s shares and takes into account discounts obtained upon settlement and is re-measured at each reporting date until the effective cash payout. Upon completion of Initial Public Offering, the Company did not provide any new option grant under these plan. For additional details, see note 22.

(b)	Equity-settled arrangement

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. The cost of equity-settled transactions is determined by the fair value at the grant date, further details of which are given in note 22.

The Company did not modify any awards during the years ended December 31, 2015, 2016 and 2017.

Employee Benefits
2.12.	Employee Benefits

Short-term Employee Benefits

Short-term employee benefits are employee benefits that are due to be settled within twelve months after the end of the period in which the employees render the related service. When an employee has rendered service to the Company during an accounting period, the Company recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service as profit or loss. If the Company has a legal or constructive obligation which can be reliably measured, the Company recognizes the amount of expected payment as liabilities.

Profit Sharing and Bonuses

The Company provides a profit sharing plan for its employees, which is linked to performance targets set in action plans and agreed at the beginning of each year, whereas, officers are entitled to bonuses based on the provisions of the bylaws, proposed by the Board of Directors. Provisions for profit sharing and bonuses are recognized in the period in which targets are achieved by applying the agreed percentage to the payroll of the Company.

Post-employment Benefits: Defined Contribution Plans

Under a defined contribution plan, the Company’s only obligation is to pay a fixed amount with no obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits. The related actuarial and investment risks falls on the employee.

In defined contribution plans, when an employee has rendered service to the Company during a period, the Company recognizes the contribution payable to a defined contribution plan in exchange for that service as an accrued expense, after deducting any contributions already paid. If the contributions already paid exceed the contribution due for service before the end of the reporting period, the Company recognizes that excess as an asset (prepaid expense) to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

Cash and Cash Equivalents
2.13.	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, bank deposits and highly liquid investments in fixed-income funds with an initial maturity of less than three months and subject to an insignificant risk of change in value.

Restricted Cash
2.14.	Restricted Cash

Restricted cash represents cash deposits not readily available to the Company. The current portion represents cash given in guarantee of import letters of credit issued by banks related to the purchase of imported products and changes in this have been classified as operating activities in the consolidated statements of cash flows. The non-current portion represents collateral to long term debt and it has been included within investing activities in the consolidated statements of cash flows.

Financial Instruments
2.15.	Financial Instruments

The Company classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, held-to-maturity financial assets, loans and receivables and available-for-sale financial assets. Additionally, non-derivative financial liabilities are classified into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

A. Non-derivative financial assets and financial liabilities – Recognition and derecognition

The Company initially recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

B. Non-derivative financial assets – Measurement

i.	Financial assets at fair value through profit or loss

A financial asset is classified as at fair value through profit or loss if it is classified as held-for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value and changes therein, including any interest or dividend income, are recognized in profit or loss.

ii.	Loans and receivables

These assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

C. Non-derivative financial liabilities – Measurement

Financial liabilities are classified as other financial liabilities and are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

D. Derivative financial instruments and hedge accounting

The Company may hold derivative financial instruments to hedge its foreign currency exposures. Embedded derivatives are separated from the host contract and accounted for separately if certain criteria are met.

Cash flow hedge

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The amount accumulated in equity is retained in OCI and reclassified to profit or loss in the same period or periods during which the hedged forecast cash flows affect profit or loss or the hedged item affects profit or loss.

If the forecast transaction is no longer expected to occur, the hedge no longer meets the criteria for hedge accounting, the hedging instrument expires or is sold, terminated or exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, then the amount accumulated in equity is reclassified to profit or loss.

Fair Value Measurements
2.16.	Fair Value Measurements

Several accounting policies and disclosures require fair value measurement, for both financial and non-financial assets and liabilities.

When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly

•	Level 3 — inputs for the assets or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Note 19 includes accounting classification and fair value measurement of financial instruments.

Trade Accounts Receivable
2.17.	Trade Accounts Receivable

The Company’s trade accounts receivables are represented by credit sales (installments) funded by credit card operators and receivables from B2B (business-to-business) customers. They are included within current assets, with the exception of those maturing in over twelve months from the closing date of the financial statements, in which case they are classified as non-current assets.

Trade accounts receivable are recognized at fair value which primarily represents the present value of the amount receivable and subsequently measured at amortized cost using the effective interest method, less any impairment losses.

When a trade accounts receivable is uncollectible, it is written-off against the allowance for trade accounts receivable. Subsequent recoveries of amounts previously written-off are recognized as income in profit or loss.

An impairment loss of trade accounts receivable is recognized when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the relevant receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payment are considered indicators that the trade accounts receivable can be impaired.

Inventories
2.18.	Inventories

Inventories are valued at the lower of cost and net realizable value. The cost of inventories is based on the weighted-average method, and includes expenditures incurred in acquiring relevant inventories and other costs incurred in bringing them to their existing location and condition. Cost of purchase of inventories comprises their purchase price including non-recoverable taxes, transport and handling costs and any other directly attributable costs, less trade discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling expenses.

The Company writes down the carrying value of its inventories for estimated amounts related to the lower of cost or net realizable value, obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated net realizable value. The estimated net realizable value of inventory is based on historical usage and assumptions about future demand, future product purchase commitments and market conditions on a product-by-product basis. When the circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of the write-down is reversed (i.e. the reversal is limited to the amount of the original write-down) so that the new carrying amount is the lower of the cost and the revised net realizable value.

When inventories are sold, the carrying amount of those inventories is recognized as cost of sales in the consolidated statements of profit or loss in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Judicial Deposits
2.19.	Judicial Deposits

Judicial deposits are court-ordered deposits that serve as collateral until the final settlement of the disputes to which they are related. These deposits accrue interest based on the applicable country’s risk free interest rate and are reported in non-current assets until a final judicial decision. Changes in judicial deposits are presented as operating activities in the statement of cash flow.

Property and Equipment
2.20.	Property and Equipment

Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Cost includes the purchase price and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating. The cost of a self-constructed asset is determined using the same principles as for an acquired asset.

Depreciation is recognized on a straight-line basis method, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Company. The estimated useful lives are as follows:

Asset Class	Useful Life (years)
Leasehold improvements	19
Machinery and equipment	8
Hardware	5
Facilities	14
Furniture and fixture	10
Vehicles	5

Gain or loss arising from the derecognition of property and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other operating income (expenses) in the consolidated statements of profit or loss.

Intangible Assets
2.21.	Intangible Assets

Intangible items are recognized as intangible assets when they meet the following criteria:

•	the item is identifiable and separable;

•	the Company has the capacity to control future economic benefits from the item; and

•	the item will generate future economic benefits.

Intangible assets consist mainly of trademark, software purchased and software internally developed.

Initial Recognition

Intangible assets acquired separately by the Company are measured at cost, which includes capitalized borrowing costs.

Amortization

Subsequent to initial recognition of the intangible assets, the intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization of the asset begins when development is complete and the asset is available for use. Indefinite life intangibles are not amortized, but are tested for impairment at each year-end or whenever there is an indication that the carrying amount may not be recovered. The estimated useful lives of assets are as follows:

Asset Class	Useful Life (years)
Purchased software	5
Internally developed software	5
Trademark	Indefinite

Amortization methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate and any changes are accounted for as changes in accounting estimates. There were no such changes for any of the periods presented.

Derecognition

An intangible asset is derecognized on disposal when no future economic benefits are expected from its use or disposal. Gain or loss arising from derecognition of an intangible asset is determined as the difference between the net sale proceeds, if any, and the carrying amount of the intangible asset. When an intangible asset is derecognized, it is recorded as other operating expenses in the consolidated statements of profit or loss.

Impairment of Long-lived Assets
2.22.	Impairment of Long-Lived Assets

The Company’s property and equipment and intangible assets are reviewed for an indication of impairment at each balance sheet date. If indication of impairment exists, the asset’s recoverable amount is estimated.

Intangible assets with an indefinite useful life are tested for impairment at least once a year as of December 31 or whenever circumstances indicate that the carrying value may be impaired. Other assets are tested whenever there is an indication that they may be impaired.

For the purpose of impairment testing, assets are grouped together into a cash-generating unit (“CGU”), which is the smallest group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company has defined as a cash-generating unit each country where it operates. For impairment test purpose, the intangible assets located in Cayman were allocated to Brazil CGU.

Recoverable amount is the greater of the asset’s fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized when the carrying amount of an asset or the CGU exceeds its recoverable amount. There were no impairment losses for the years ended December 31, 2015, 2016 or 2017.

An impairment loss recognized in a prior period is reversed if, and only if, there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Trade Accounts Payable
2.23.	Trade Accounts Payable

Trade accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade accounts payable are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

Reverse Factoring
2.24.	Reverse Factoring

Under reverse factoring, financial institutions commit to pay the Company’s suppliers at an accelerated rate in exchange for a trade discount. The Company derecognizes trade accounts payable to suppliers and recognizes financial liabilities with respect to the relevant financial institutions under “Reverse Factoring” in its consolidated statements of financial position. Cash payments made by financial institutions for reverse factoring to relevant suppliers are classified as operating activities in the consolidated statements of cash flows.

Reverse factoring are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

Transfer of Financial Assets
2.25.	Transfer of Financial Assets

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

(i)	the contractual rights to receive cash flows from the asset have expired;

(ii)	the Company has transferred its rights to receive cash flows from the asset, or the Company retains the contractual rights to receive the cash flows from the asset, but has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; or

(iii)	the Company has its rights to receive cash flows from an asset and either (a) has transferred substantially all the risks and rewards of the asset, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset, but has no control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

In the normal course of business, the Company transfers some financial assets (i.e. trade accounts receivable) to financial institutions. Under the terms of such arrangements, the Company surrenders control over certain financial assets and their transfer is without recourse. Accordingly, such transfers are recorded as sales of financial assets.

Some financial assets are also transferred with recourse, which does not qualify for derecognition as the Company has continuous involvement in the financial assets and not substantially all risks and rewards were transferred. Such transfers are recorded as liability in current portion of long-term debt (Note 17).

Leases
2.26.	Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the statements of profit or loss on a straight-line basis over the period of the lease.

Income Taxes
2.27.	Income Taxes

Income tax comprises current and deferred tax. Current and deferred income tax are recognized in the consolidated statements of profit or loss except for items directly recognized in equity or in OCI.

Current Income Tax

Current income tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred Income Tax

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•	temporary differences related to investments in subsidiaries to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred income tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred income tax assets and liabilities are offset only if:

•	the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and

•	the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity, or

•	different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Provision for Tax, Civil and Labor Risks and Contingent Liabilities
2.28.	Provision for Tax, Civil and Labor Risks and Contingent Liabilities

Provisions for tax, civil and labor risks are recorded when the Company has a present obligation (legal or constructive) as a result of a past event, the amount of the obligation can be reliably estimated and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

The Company is part of various lawsuits and administrative proceedings. The assessment of the likelihood of an unfavorable outcome in these lawsuits and proceedings includes the analysis of the evidence available, the hierarchy of the laws, available jurisprudence, as well as, the most recent court decisions and their importance to the relevant legal system and the opinion of external legal counsel. Provisions are reviewed and adjusted to reflect changes in circumstances, such as applicable statute of limitations, conclusions of tax audits or additional exposures identified based on new matters or court decisions.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Treasury Shares
2.29.	Treasury Shares

The Company’s own equity instruments reacquired are recorded under “Treasury Shares” within shareholders’ equity at their acquisition price. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of its own equity instruments.

When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase to equity, and the resulting surplus or deficit on the transaction is recorded in retained earnings. Voting rights related to treasury shares are nullified for the Company and no dividends are allocated to them.

Earnings (Loss) Per Share ("eps")
2.30.	Earnings (Loss) per Share (“EPS”)

Basic EPS is computed by dividing net income (loss) attributable to the owners of the Parent by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of share options that could be exercised or converted into common shares and is computed by dividing net income (loss) attributable to the owners of the Parent by the weighted average number of common share outstanding plus the potentially dilutive effect of share options. When the Company reports net loss attributable to the owners of the Parent, the diluted losses per common share are equal to the basic losses per common share due to the anti-dilutive effect of the outstanding share options.

New Accounting Pronouncements
2.31.	New Accounting Pronouncements not yet effective

The following pronouncements issued by the IASB and interpretations published by IFRIC will become effective for annual periods beginning on or after January 1, 2018. The Company has not early adopted the following new or amendment standards in preparing these consolidated financial statements.

The following standards are expected to have impacts on the Company financial statements in the period of initial application:

(a)	Estimated impact of the adoption of IFRS 9 and IFRS 15

The Company is required to adopt IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers from January 1, 2018. The Company assessed the estimated impact that the initial application of IFRS 9 and IFRS 15 will have on its consolidated financial statements. The estimated impact of the adoption of these standards on the Company’s shareholders equity as at January 1, 2018 is based on assessments undertaken to date and is summarized below. The actual impacts of adopting the standards at January 1, 2018 may change because the new accounting policies are subjected to change until the Company presents its first consolidated financial statements that include the date of initial application.

	Accumulated losses		Accumulated losses
	BRL		USD
As reported at December 31, 2017	R$	(847,125)	US$	(256,084)
Estimated adjustments due to adoption of IFRS 15		(1,153)		(349)
Estimated adjustments due to adoption of IFRS 9		(1,380)		(417)
Estimated adjusted opening balance at January 1, 2018	R$	(849,658)	US$	(256,850)

The total estimated adjustment (net of tax) to the opening balance of the Company´s shareholders equity at January 1, 2018 is R$2,533 (US$ 766). The principal components of the estimated adjustment are as follows:

•	An increase of R$1,153 (US$ 349) in accumulated losses due to recognition of revenue from sales contracts with right of return (see (b)); and

•	An increase of R$1,380 (US$ 417) in accumulated losses due to impairment losses on trade accounts receivables recognized (see (c)).

(b)	IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers, and SIC-31 Revenue-Barter Transactions Involving Advertising Services.

i.	Product Sales and other revenues

For product sales, revenue is currently recognized when the products are delivered to customers’ premises, which is taken to be the point in time at which the customer accepts the products and the related risks and rewards of ownership transfer. Revenue is recognized at this point provided that the revenue and costs can be measured reliably, the recovery of the consideration is probable and there is no continuing management involvement with the products.

Under IFRS 15, revenue will be recognized when a customer obtains control of the products.

Based on the Company’s assessment, the revenue recognition occurs at a point in time when control of the products is transferred to the customer, generally on delivery of the goods. Therefore, the Company does not expect the application of IFRS 15 to result in significant differences in the timing of revenue recognition for these products.

For certain contracts that permit the customer to return an item, revenue is currently recognized when a reasonable estimate of return can be made, provided that all other criteria for revenue recognition are met.

Under IFRS 15, because the contract allows the customer to return the products, the consideration received from the customer is variable. The Company has decided to use the expected value method to estimate the goods that will be returned because this method better predicts the amount of variable consideration to which the Company will be entitled.

ii.	Transition

The Company plans to adopt IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognized at the date of initial application. As a result, the Company will not apply the requirements of IFRS 15 to the comparative period presented.

(c)	IFRS 9 – Financial Instruments

IFRS 9 sets out requirements for recognizing measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

i.	Classification – Financial assets

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never bifurcated. Instead, the hybrid financial instruments as a whole is assessed for classification.

The Company’s assessment did not indicate any material impact on its classification of financial assets.

ii.	Classification – Financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

The Company’s assessment did not indicate any material impact on its classification of financial liabilities.

iii.	Impairment – Financial assets and contract assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with a forward-looking “expected credit loss” (ECL) model. This new model requires the Company to record expected credit losses on all of its long term debts and trade accounts receivables, either on 12-month or lifetime basis.

The Company has estimated the application of IFRS 9 impairment model requirements and its assessment did not indicate any material impact on its opening balance at 1 January 2018 (except for trade receivables, described below).

Trade accounts receivables

The estimated ECLs were calculated based on actual credit loss experience over the past two years, with ECL rates calculated separately for B2C (business-to-consumer) and B2B trades accounts receivable. The Company already considered the exposure to credit risk over the impairment recognized under IAS 39.

Exposures within each group are based on credit risk characteristics and aging status.

The following tables provides information about the estimated exposure to credit risk and ECLs for trade accounts receivable as at January 1, 2018:

	As at December 31, 2017
	Allowance for doubtful accounts		Estimated new allowance for doubtful accounts		Estimated new allowance for doubtful accounts
	BRL		BRL		USD
Not past due	R$	(8,199)	R$	(9,579)	US$	(2,896)
Past due 1-30 days		(2,134)		(2,134)		(645)
Past due 31-90 days		(3,686)		(3,686)		(1,114)
Past due 91-120 days		(1,845)		(1,845)		(558)
Past due 120-180 days		(3,108)		(3,108)		(940)
Past due over 180 days		(1,899)		(1,899)		(574)

Total	R$	(20,871)	R$	(22,251)	US$	(6,727)

Cash and cash equivalents, Restricted cash and Judicial deposits

Cash and cash equivalents, Restricted cash and Judicial deposits are held with banks and financial institutions counterparties, which are rated BB to BB-, based on Standards & Poor’s credit rating for local currency credit issuers as at December 31, 2017.

The estimated impairment on Cash and cash equivalents, Restricted cash and Judicial Deposits was calculated based on 12-month ECLs and reflects that they have low credit risk based on the external credit ratings of the counterparties. As per the Company’s estimates the application of IFRS 9 impairment requirements will have no impact on these accounts as at January 1, 2018.

iv.	Hedge accounting

The Company assessment did not indicate material impact on the application of IFRS 9 for hedge accounting, because all existing structures are expired and there will be no prospective renewal.

v.	Disclosures

IFRS 9 will require extensive new disclosures about hedge accounting, credit risk and ECLs. The Company’s assessment included an analysis to identify gaps against current processes and the Company’s is in the process of implementing controls changes that it believes will be necessary to capture the required data.

vi.	Transition

Changes in accounting policies resulting from the adoption of IFRS 9 will generally be applied retrospectively, except as described below:

•	The Company will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classifications and measurement (including impairment) changes. Differences in the carrying amounts of financial assets and liabilities resulting from de adoption of IFRS 9 will generally be recognized in retained earnings as at 1 January 2018;

•	The new hedge accounting requirements should generally be applied prospectively; and

•	The following assessments have to be made on the basis of the facts and circumstances that exist at the date of initial applications:

•	Determination of the business model within which a financial asset is held;

•	Designation and revocation of previous designations of certain financial assets and liabilities as measured at FVTPL; and

•	Designation of certain investments in equity instruments not held for trading as at FVOCI.

(d)	IFRS 16 Leases

IFRS 16, Leases replaces IAS 17, Leases and related interpretations. The core principle is that a lessee recognizes assets and liabilities for all leases with a lease term of more than 12 months. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Assets and liabilities arising from a lease are initially measured on a present value basis. The measurement includes non-cancellable lease payments (including inflation-linked payments), and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. The new standard is intended to provide a faithful representation of leasing transactions, in particular those that do not currently require the lessees to recognize an asset and liability arising from an operating lease. IFRS 16 is effective for annual periods beginning on January 1, 2019, with early adoption permitted for entities that would also apply IFRS 15, Revenue from Contracts with Customers.

The Company is currently evaluating the effect of adopting the above standard and the impact it may have on its consolidated financial statements.